FAIR VALUE OF ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Assets
Investment in marketable securities	¥ 169,815	$ 26,648	¥ 0
Investment in marketable securities	169,815	$ 26,648	¥ 0
Recurring
Assets
Investment in marketable securities	169,815
Total Assets	169,815
Investment in marketable securities	169,815
Level 1 | Recurring
Assets
Investment in marketable securities	169,815
Total Assets	169,815
Investment in marketable securities	169,815
Level 2 | Recurring
Assets
Investment in marketable securities	0
Total Assets	0
Investment in marketable securities	0
Level 3 | Recurring
Assets
Investment in marketable securities	0
Total Assets	0
Investment in marketable securities	¥ 0